SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Fiscal Years
The table below shows each completed fiscal year we refer to in this report, the date the fiscal year ended, and the number of days in that fiscal year:

Fiscal Year	Fiscal Year-End Date	Number of Days	Fiscal Year	Fiscal Year-End Date	Number of Days
2013	December 31, 2013	368	2008	January 2, 2009	371
2012	December 28, 2012	364	2007	December 28, 2007	364
2011	December 30, 2011	364	2006	December 29, 2006	364
2010	December 31, 2010	364	2005	December 30, 2005	364
2009	January 1, 2010	364	2004	December 31, 2004	364